Income tax and social contribution - Total net deferred income tax and social contribution (assets) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	R$ 3,357	R$ 4,449
Deferred IR/CS on tax loss and negative basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	1,665	4,279
Stock option plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	555	56
Inc. tax and soc. contr. on foreign companies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	841	110
Deferred income tax/social contribution on first-time adoption of IFRS 9 and IFRS 15
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	12	1
Provision for adjustment to fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	R$ 284	R$ 3